UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS* - 126.86%
Accommodation - 2.09%
Choice Hotels International, Inc.	7,542	$478,691
Diamond Resorts International, Inc. (a)	24,110	835,412
Marriott International, Inc.	22,458	1,866,259
Marriott Vacations Worldwide Corp.	11,765	894,846
Wyndham Worldwide Corp.	25,874	2,366,953
		6,442,161
Administrative and Support Services - 0.49%
Robert Half International, Inc.	15,422	955,547
TriNet Group, Inc. (a)	15,600	566,904
		1,522,451
Air Transportation - 2.75%
JetBlue Airways Corp. (a)	161,840	2,782,030
Southwest Airlines Co.	65,998	2,853,753
United Continental Holdings, Inc. (a)	43,742	2,851,103
		8,486,886
Animal Production and Aquaculture - 1.28%
Cal-Maine Foods, Inc.	105,066	3,953,634

Broadcasting (except Internet) - 3.51%
Cablevision Systems Corp.	58,034	1,089,879
Comcast Corp.	99,949	5,934,971
Discovery Communications, Inc. (a)	21,251	686,407
Walt Disney Co.	30,047	3,127,292
		10,838,549
Building Material and Garden Equipment and Supplies Dealers - 0.75%
Lowe's Companies, Inc.	31,339	2,321,907

Chemical Manufacturing - 10.13%
Catalent, Inc. (a)	41,650	1,164,951
Celgene Corp. (a)	45,350	5,511,385
Clorox Co.	15,616	1,696,522
Gilead Sciences, Inc.	82,937	8,586,467
Johnson & Johnson	77,183	7,912,028
LyondellBasell Industries NV (b)	23,156	1,989,332
Medivation, Inc. (a)	11,078	1,301,997
Merck & Co., Inc.	34,827	2,038,773
Radius Health, Inc. (a)	24,810	1,058,147
		31,259,602
Clothing and Clothing Accessories Stores - 1.00%
Burlington Stores, Inc. (a)	44,530	2,474,532
Kate Spade & Co. (a)	17,406	599,637
		3,074,169
Computer & Electronic Product Manufacturing - 0.40%
Barracuda Networks, Inc. (a)	32,500	1,237,925

Computer and Electronic Product Manufacturing - 12.47%
Apple, Inc.	82,575	10,607,584
Danaher Corp.	40,586	3,542,347
Garmin Ltd. (b)	24,037	1,192,956
Hewlett-Packard Co.	91,183	3,176,816
Intel Corp.	118,608	3,943,716
Micron Technology, Inc. (a)	81,849	2,510,309
Northrop Grumman Corp.	9,944	1,647,820
Qorvo, Inc. (a)	26,424	1,833,826
QUALCOMM, Inc.	72,210	5,235,946
Sanmina Corp. (a)	75,424	1,712,125
Skyworks Solutions, Inc.	35,234	3,091,784
		38,495,229
Credit Intermediation and Related Activities - 9.52%
Bank of America Corp.	264,918	4,188,354
Citigroup, Inc.	90,771	4,758,215
Discover Financial Services	51,671	3,150,898
JPMorgan Chase & Co.	89,461	5,482,169
State Street Corp.	60,788	4,525,667
SunTrust Banks, Inc.	20,315	832,915
Wells Fargo & Co.	86,411	4,734,459
Western Union Co.	87,112	1,700,426
		29,373,103
Data Processing, Hosting and Related Services - 0.45%
DST Systems Inc.	13,009	1,382,727

Electrical Equipment, Appliance, and Component Manufacturing - 1.99%
Corning, Inc.	106,334	2,594,550
Spectrum Brands Holdings, Inc.	38,045	3,564,055
		6,158,605
Electronics and Appliance Stores - 0.84%
Best Buy Co., Inc.	68,473	2,608,821

Fabricated Metal Product Manufacturing - 0.67%
Parker-Hannifin Corp.	10,485	1,286,405
Stanley Black & Decker, Inc.	8,118	798,324
		2,084,729
Food and Beverage Stores - 0.93%
Fresh Market, Inc. (a)	19,938	758,840
Kroger Co.	29,625	2,107,819
		2,866,659
Food Manufacturing - 4.81%
Archer-Daniels-Midland Co.	79,475	3,805,263
Bunge Ltd. (b)	42,230	3,453,569
Pilgrim's Pride Corp.	140,876	3,864,229
Sanderson Farms, Inc.	43,853	3,736,714
		14,859,775
Food Services and Drinking Places - 0.31%
Cracker Barrel Old Country Store, Inc.	6,319	954,359

Furniture and Related Product Manufacturing - 0.58%
Herman Miller, Inc.	30,540	945,824
Select Comfort Corp. (a)	26,504	850,778
		1,796,602
Gasoline Stations - 0.89%
Delek US Holdings, Inc.	73,361	2,734,898

General Merchandise Stores - 0.48%
Big Lots, Inc.	31,192	1,488,170

Health and Personal Care Stores - 0.94%
Walgreens Boots Alliance, Inc.	35,071	2,913,699

Hospitals - 0.32%
HCA Holdings, Inc. (a)	13,768	984,963

Insurance Carriers and Related Activities - 11.25%
Aetna, Inc.	31,558	3,141,599
AmTrust Financial Services, Inc.	40,210	2,167,319
Centene Corp. (a)	54,280	3,336,049
Everest Re Group Ltd. (b)	9,930	1,761,880
Health Net, Inc. (a)	55,827	3,201,678
Lincoln National Corp.	40,122	2,312,632
MBIA, Inc. (a)	177,446	1,597,014
MetLife, Inc.	38,935	1,979,066
Molina Healthcare, Inc. (a)	49,040	3,123,358
Reinsurance Group of America, Inc.	24,277	2,168,179
UnitedHealth Group, Inc.	30,273	3,439,921
Voya Financial, Inc.	80,837	3,572,186
WellCare Health Plans, Inc. (a)	32,100	2,915,001
		34,715,882
Leather and Allied Product Manufacturing - 0.51%
Skechers U.S.A., Inc. (a)	23,340	1,590,388

Machinery Manufacturing - 5.43%
Brunswick Corp.	24,730	1,341,355
General Electric Co.	411,447	10,693,508
Lam Research Corp.	38,511	3,175,617
National Oilwell Varco, Inc.	28,722	1,561,041
		16,771,521
Merchant Wholesalers, Durable Goods - 1.61%
American Axle & Manufacturing Holdings, Inc. (a)	40,798	1,016,686
Avnet, Inc.	31,148	1,426,890
VWR Corp. (a)	42,520	1,043,866
Xerox Corp.	109,489	1,494,525
		4,981,967
Merchant Wholesalers, Nondurable Goods - 2.96%
AmerisourceBergen Corp.	32,661	3,356,245
Cardinal Health, Inc.	26,456	2,327,863
Procter & Gamble Co.	21,625	1,840,936
Ralph Lauren Corp.	11,764	1,616,491
		9,141,535
Miscellaneous Manufacturing - 1.27%
3M Co.	23,171	3,907,789

Motor Vehicle and Parts Dealers - 1.69%
Asbury Automotive Group, Inc. (a)	35,790	2,815,599
AutoNation, Inc. (a)	38,870	2,390,505
		5,206,104
Nonmetallic Mineral Product Manufacturing - 0.49%
Owens-Illinois, Inc. (a)	57,537	1,505,168

Nonstore Retailers - 0.72%
World Fuel Services Corp.	40,704	2,228,544

Oil and Gas Extraction - 0.55%
Denbury Resources, Inc.	201,342	1,691,273

Other Information Services - 3.56%
Google, Inc. - Class A (a)	16,113	9,065,657
Google, Inc. - Class C (a)	1,928	1,076,595
VeriSign, Inc. (a)	13,199	845,000
		10,987,252
Paper Manufacturing - 2.03%
Domtar Corp.	53,584	2,421,997
International Paper Co.	33,195	1,872,530
Rock-Tenn Co.	28,550	1,959,672
		6,254,199
Petroleum and Coal Products Manufacturing - 7.87%
Exxon Mobil Corp.	31,779	2,813,713
Marathon Petroleum Corp.	36,579	3,840,795
Murphy USA, Inc. (a)	29,450	2,090,656
PBF Energy, Inc.	95,633	2,980,881
Tesoro Corp.	44,313	4,069,705
Valero Energy Corp.	76,226	4,702,381
Western Refining, Inc.	80,431	3,788,300
		24,286,431
Pipeline Transportation - 1.02%
New Jersey Resources Corp.	31,304	1,959,004
WGL Holdings, Inc.	22,073	1,177,595
		3,136,599
Primary Metal Manufacturing - 1.08%
Century Aluminum Co. (a)	82,859	1,571,835
United States Steel Corp.	73,040	1,749,308
		3,321,143
Printing and Related Support Activities - 0.60%
Avery Dennison Corp.	34,642	1,855,079

Professional, Scientific, and Technical Services - 7.29%
Accenture PLC (b)	42,025	3,783,511
Amgen, Inc.	47,672	7,518,828
FTI Consulting, Inc. (a)	22,980	847,273
International Business Machines Corp.	35,695	5,780,448
PAREXEL International Corp. (a)	28,029	1,806,749
Science Applications International Corp.	34,684	1,896,521
Tetra Tech, Inc.	34,453	876,140
		22,509,470
Publishing Industries (except Internet) - 4.29%
Aspen Technology, Inc. (a)	32,689	1,261,959
Electronic Arts, Inc. (a)	39,291	2,246,659
Microsoft Corp.	205,859	9,026,918
News Corp. (a)	40,138	693,384
		13,228,920
Real Estate - 0.91%
Avis Budget Group, Inc. (a)	46,111	2,795,249

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.48%
Janus Capital Group, Inc.	55,160	909,037
Morgan Stanley	188,200	6,735,678
		7,644,715
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.74%
Dick's Sporting Goods, Inc.	42,510	2,299,366

Telecommunications - 2.39%
Level 3 Communications, Inc. (a)	38,358	2,065,962
NeuStar, Inc. (a)	56,069	1,486,950
SBA Communications Corp. (a)	13,376	1,668,121
T-Mobile US, Inc. (a)	65,182	2,152,961
		7,373,994
Transportation Equipment Manufacturing - 4.21%
Boeing Co.	13,071	1,971,760
Honeywell International, Inc.	29,768	3,059,555
Huntington Ingalls Industries, Inc.	12,812	1,810,720
Lear Corp.	40,142	4,372,267
Meritor, Inc. (a)	63,203	903,171
Spirit AeroSystems Holdings, Inc. (a)	17,700	871,017
		12,988,490
Utilities - 2.89%
Consolidated Edison, Inc.	29,968	1,892,180
Entergy Corp.	30,819	2,450,419
Exelon Corp.	66,000	2,238,720
UGI Corp.	68,769	2,337,458
		8,918,777
Water Transportation - 0.53%
Carnival Corp. (b)	37,418	1,646,018

Wholesale Electronic Markets and Agents and Brokers - 0.53%
Tech Data Corp. (a)	27,329	1,626,076

Wood Product Manufacturing - 0.36%
Masco Corp.	42,183	1,104,773

TOTAL COMMON STOCKS (Cost $345,072,866)		391,556,345

REAL ESTATE INVESTMENT TRUSTS* - 4.95%
Chesapeake Lodging Trust	57,626	2,049,181
Cousins Properties, Inc.	116,460	1,249,616
DuPont Fabros Technology, Inc.	56,968	1,783,668
Extra Space Storage, Inc.	22,100	1,453,738
Health Care REIT, Inc.	23,058	1,778,002
Host Hotels & Resorts, Inc.	86,343	1,813,203
Kimco Realty Corp.	56,067	1,473,441
Select Income REIT	67,799	1,673,957
Weingarten Realty Investors	55,682	2,016,802
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,163,932)		15,291,608

SHORT-TERM INVESTMENTS - 0.00%
AIM STIT-STIC Prime Portfolio, 0.040% (c)	23	23
TOTAL SHORT-TERM INVESTMENTS (Cost $23)		23

Total Investments (Cost $360,236,821) - 131.81%		406,847,976
Liabilities in Excess of Other Assets - (31.81)%		(98,179,975)
TOTAL NET ASSETS - 100.00%		$308,668,001

Percentages are stated as a percent of net assets.

*	All of these securities, totaling $406,847,953, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at February 28, 2015.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.
PLC	Public Limited Company.

Convergence Core Plus Fund
Schedule of Securities Sold Short
February 28, 2015 (Unaudited)

	Shares	Value
Acadia Healthcare Company, Inc.	18,584	$1,175,066
ACADIA Pharmaceuticals, Inc.	23,631	897,269
Advisory Board Co.	3,910	211,609
Akorn, Inc.	25,534	1,373,984
Ally Financial, Inc.	38,490	799,822
Amazon.com, Inc.	1,660	631,066
AMC Networks, Inc.	9,506	684,622
Amsurg Corp.	14,921	896,752
Antero Resources Corp.	20,518	809,435
Arthur J. Gallagher & Co.	28,047	1,317,929
Artisan Partners Asset Management, Inc.	20,834	1,010,449
Aruba Networks, Inc.	49,460	1,227,103
Avago Technologies Ltd. (a)	12,720	1,623,326
B&G Foods, Inc.	26,679	764,353
B/E Aerospace, Inc.	11,350	721,179
Babcock & Wilcox Co.	17,500	543,200
Balchem Corp.	5,314	313,101
Bluebird Bio, Inc.	7,048	671,815
Brandywine Realty Trust	51,743	820,127
Brookdale Senior Living, Inc.	40,500	1,519,155
Caesars Entertainment Corp.	43,011	455,917
CarMax, Inc.	8,770	588,555
Charter Communications, Inc.	4,098	740,099
Chicago Bridge & Iron Co. NV (a)	13,970	644,855
Chimerix, Inc.	12,466	504,624
Cirrus Logic, Inc.	9,601	289,086
Clean Harbors, Inc.	15,670	872,662
Clovis Oncology, Inc.	6,474	495,002

Cobalt International Energy, Inc.	87,059	891,483
Constellation Brands, Inc.	7,220	828,278
Cornerstone OnDemand, Inc.	11,420	365,040
Credit Acceptance Corp.	5,306	972,590
Darling Ingredients, Inc.	43,406	756,133
Dealertrack Technologies, Inc.	7,410	294,696
Demandware, Inc.	5,120	323,533
Diamondback Energy, Inc.	10,010	712,812
DigitalGlobe, Inc.	23,269	773,694
DreamWorks Animation SKG, Inc.	38,240	818,719
Eclipse Resources Corp.	113,450	813,437
EnPro Industries, Inc.	8,037	528,593
Entegris, Inc.	17,420	233,602
Exact Sciences Corp.	19,810	445,131
Finisar Corp.	52,890	1,111,219
FireEye, Inc.	26,305	1,164,522
FMC Corp.	7,348	465,937
Forest City Enterprises, Inc.	19,547	493,562
Freeport-McMoRan, Inc.	4,651	100,601
GasLog Ltd. (a)	43,040	851,762
Genesee & Wyoming, Inc.	9,490	978,419
Genworth Financial, Inc.	99,026	767,452
Golar LNG Ltd. (a)	27,993	868,342
HB Fuller Co.	8,928	399,082
HeartWare International, Inc.	5,160	439,787
Home BancShares, Inc.	17,910	566,852
Horizon Pharma PLC (a)	28,155	578,022
Insulet Corp.	17,010	539,727
Insys Therapeutics, Inc.	8,290	497,897
Intercept Pharmaceuticals, Inc.	5,005	1,107,957
Intrexon Corp.	26,290	1,079,467
Kite Realty Group Trust	25,200	713,664
KLX, Inc.	16,180	646,229
Knowles Corp.	56,120	1,074,698
Laclede Group, Inc.	22,480	1,163,565
Leucadia National Corp.	40,471	960,377
Liberty Broadband Corp.	15,155	788,969
Liberty TripAdvisor Holdings, Inc.	16,300	538,389
Liberty Ventures	15,100	606,718
Louisiana-Pacific Corp.	29,390	494,634
Mallinckrodt PLC (a)	12,341	1,440,441
Manitowoc Co., Inc.	26,015	575,712
Martin Marietta Materials, Inc.	3,939	560,638
Masimo Corp.	15,950	470,047
MasTec, Inc.	35,030	773,112
McDonald's Corp.	3,730	368,897
Medical Properties Trust, Inc.	61,337	928,642
Medidata Solutions, Inc.	16,836	809,980
Men's Wearhouse, Inc.	12,670	635,907
Meritage Homes Corp.	14,188	631,508
MGM Resorts International	16,730	363,543
Navistar International Corp.	22,490	654,684
Netflix, Inc.	1,330	631,630
New York Community Bancorp, Inc.	89,950	1,494,069
Nimble Storage, Inc.	40,223	1,016,033
NorthStar Asset Management Group, Inc.	42,030	1,020,069
NRG Yield, Inc.	17,959	921,476
Nu Skin Enterprises, Inc.	29,834	1,616,407
Old Republican International Corp.	57,195	867,076
Orbital ATK, Inc.	9,670	640,928

Packaging Corporation of America	4,017	332,849
PacWest Bancorp	25,280	1,158,708
Palo Alto Networks, Inc.	8,310	1,181,849
Parkway Properties, Inc.	34,931	615,135
Parsley Energy, Inc.	50,220	747,776
Paylocity Holding Corp.	17,700	529,053
Platform Specialty Products Corp.	20,290	523,076
Post Holdings, Inc.	18,632	921,911
Priceline Group, Inc.	480	593,990
PriceSmart, Inc.	12,337	980,051
Proofpoint, Inc.	8,350	472,944
Proto Labs, Inc.	3,232	229,731
PTC Therapeutics, Inc.	7,960	567,787
Ramco-Gershenson Properties Trust	27,429	513,471
Receptos, Inc.	7,250	918,140
Restaurant Brands International, Inc. (a)	8,610	380,820
Rice Energy, Inc.	40,013	783,455
RSP Permian, Inc.	31,426	853,530
SeaWorld Entertainment, Inc.	14,908	279,376
ServiceNow, Inc.	18,839	1,436,663
SolarCity Corp.	12,342	633,885
South State Corp.	3,621	244,526
Splunk, Inc.	20,245	1,361,477
Sprint Corp.	216,655	1,109,274
Sprouts Farmers Market, Inc.	32,724	1,204,570
St. Joe Co.	26,701	453,650
SunEdison, Inc.	16,986	376,070
SunPower Corp.	8,254	269,576
Tableau Software, Inc.	7,804	733,654
Telephone & Data Systems, Inc.	900	22,896
Tempur Sealy International, Inc.	14,302	822,508
TerraForm Power, Inc.	28,993	1,006,927
Tesla Motors, Inc.	5,848	1,189,132
Texas Capital Bancshares, Inc.	12,060	559,946
TFS Financial Corp.	65,778	927,469
TripAdvisor, Inc.	6,288	561,204
Trustmark Corp.	3,456	79,661
Twitter, Inc.	29,532	1,419,898
United Bankshares, Inc.	15,053	563,735
Universal Display Corp.	27,950	961,201
Vector Group Ltd.	26,237	604,763
Veeva Systems, Inc.	18,320	565,538
Vista Outdoor, Inc.	4,493	196,164
WABCO Holdings, Inc.	5,580	651,911
Workday, Inc.	15,260	1,304,730
WR Grace & Co.	5,160	511,614
Wynn Resorts Ltd.	2,571	366,367
XPO Logistics, Inc.	14,251	629,182
Zayo Group Holdings, Inc.	33,500	980,210
Zendesk, Inc.	16,820	415,790
Zillow Group, Inc.	8,990	1,031,602
Total Securities Sold Short (Proceeds $101,585,413)		$102,557,997

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$360,236,821
Gross unrealized appreciation	55,920,437
Gross unrealized depreciation	(10,281,866)
Net unrealized appreciation	$45,638,571

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Shortterm debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$391,556,345	$-	$-	$391,556,345
Real Estate Investment Trusts	15,291,608	-	-	15,291,608
Total Equity	$406,847,953	$-	$-	$406,847,953

Short-Term Investments	$23	$-	$-	$23

Total Assets	$406,847,976	$-	$-	$406,847,976

Liabilities:
Securities Sold Short	$102,557,997	$-	$-	$102,557,997

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the period ended February 28, 2015 with significant unobservable inputs which would be classified as Level 3. During the period ended February 28, 2015, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Convergence Opportunities Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS* - 120.97%
Accommodation - 1.67%
Diamond Resorts International, Inc. (a)	10,152	$351,767
Marriott Vacations Worldwide Corp.	6,154	468,073
Vail Resorts, Inc.	6,879	604,045
		1,423,885
Administrative and Support Services - 0.74%
Enova International, Inc. (a)	27,449	633,797

Air Transportation - 1.81%
Hawaiian Holdings, Inc. (a)	40,381	747,452
SkyWest, Inc.	54,841	801,776
		1,549,228
Animal Production and Aquaculture - 1.37%
Cal-Maine Foods, Inc.	31,104	1,170,444

Broadcasting (except Internet) - 1.24%
Cablevision Systems Corp.	26,881	504,825
Nexstar Broadcasting Group, Inc. - Class A	10,160	554,025
		1,058,850
Chemical Manufacturing - 12.61%
A. Schulman, Inc.	9,387	399,698
Anacor Pharmaceuticals, Inc. (a)	20,869	907,801
Catalent, Inc. (a)	13,514	377,987
Cytec Industries, Inc.	14,302	751,284
Green Plains, Inc.	22,220	516,615
Infinity Pharmaceuticals, Inc. (a)	56,617	860,578
Innophos Holdings, Inc.	7,715	433,043
Innospec, Inc.	11,945	527,611
Lannet Company, Inc. (a)	14,125	881,400
Merrimack Pharmaceuticals, Inc. (a)	41,513	445,019
NewLink Genetics Corp. (a)	21,845	941,082
PDL BioPharma, Inc.	99,810	696,674
Radius Health, Inc. (a)	20,310	866,222
Sagent Pharmaceuticals, Inc. (a)	30,270	822,739
Sucampo Pharmaceuticals, Inc. (a)	64,065	985,319
USANA Health Sciences, Inc. (a)	3,553	355,336
		10,768,408
Clothing and Clothing Accessories Stores - 0.94%
Burlington Stores, Inc. (a)	14,490	805,209

Computer and Electronic Product Manufacturing - 14.92%
Advanced Energy Industries, Inc. (a)	42,925	1,142,664
Ambarella, Inc. (a)(b)	18,765	1,076,923
Amkor Technology, Inc. (a)	124,190	1,208,369
Barracuda Networks, Inc. (a)	32,145	1,224,403
Cubic Corp.	16,148	844,056
Dolby Laboratories, Inc.	20,332	822,835
DTS, Inc. (a)	10,629	313,237
Enphase Energy, Inc. (a)	62,025	854,705
Halyard Health, Inc. (a)	18,978	873,747
MKS Instruments, Inc.	20,665	730,714
Natus Medical, Inc. (a)	6,738	241,153
Ocular Therapeutix, Inc. (a)	19,100	683,207
Sanmina Corp. (a)	43,426	985,770
Silicon Laboratories, Inc. (a)	8,032	406,740
Universal Electronics, Inc. (a)	13,150	743,107
Vishay Intertechnology, Inc.	41,700	593,808
		12,745,438

Credit Intermediation and Related Activities - 12.48%
Central Pacific Financial Corp.	40,359	925,835
CIT Group, Inc.	20,206	934,528
Comerica, Inc.	31,425	1,438,637
Ezcorp, Inc. (a)	49,906	521,019
First Horizon National Corp.	103,828	1,483,701
International Bancshares Corp.	56,649	1,402,629
Popular, Inc. (a)(b)	30,097	1,038,647
United Community Banks, Inc.	53,281	1,013,405
Viad Corp.	30,722	815,976
Webster Financial Corp.	31,608	1,091,424
		10,665,801
Data Processing, Hosting and Related Services - 0.50%
AOL, Inc. (a)	10,612	430,210

Educational Services - 0.54%
Strayer Education, Inc. (a)	7,574	461,029

Electrical Equipment, Appliance, and Component Manufacturing - 1.02%
TASER International, Inc. (a)	37,211	873,714

Electronics and Appliance Stores - 0.48%
REX American Resources Corp. (a)	7,491	407,211

Fabricated Metal Product Manufacturing - 0.29%
Griffon Corp.	15,305	249,778

Food and Beverage Stores - 2.32%
Core-Mark Holding Company, Inc.	11,710	823,447
Fresh Market, Inc. (a)	30,364	1,155,654
		1,979,101
Food Manufacturing - 1.29%
Sanderson Farms, Inc.	12,936	1,102,277

Food Services and Drinking Places - 3.25%
Cracker Barrel Old Country Store, Inc.	5,625	849,544
Denny's Corp. (a)	27,542	317,008
Jack in the Box, Inc.	8,350	807,361
Sonic Corp.	25,150	799,519
		2,773,432
Furniture and Related Product Manufacturing - 0.98%
Herman Miller, Inc.	27,140	840,526

Gasoline Stations - 0.69%
Delek US Holdings, Inc.	15,838	590,441

General Merchandise Stores - 1.87%
Big Lots, Inc.	16,767	799,954
Tuesday Morning Corp. (a)	41,999	797,141
		1,597,095
Insurance Carriers and Related Activities - 7.31%
AmTrust Financial Services, Inc.	13,241	713,690
Aspen Insurance Holdings Ltd. (b)	7,859	360,335
Assured Guaranty Ltd. (b)	27,558	730,838
Employers Holdings, Inc.	15,319	361,375
Health Net, Inc. (a)	16,746	960,383
Maiden Holdings Ltd. (b)	49,786	712,438
Molina Healthcare, Inc. (a)	15,085	960,764
Triple-S Management Corp. (a)(b)	22,511	424,332
WellCare Health Plans, Inc. (a)	11,204	1,017,436
		6,241,591
Leather and Allied Product Manufacturing - 1.43%
Skechers U.S.A., Inc. (a)	17,971	1,224,544

Lessors of Nonfinancial Intangible Assets - 0.98%
RPX Corp. (a)	57,425	837,257

Machinery Manufacturing - 2.81%
Blount International, Inc. (a)	48,876	810,853
Hyster-Yale Materials Handling, Inc.	12,574	830,764
Outerwall, Inc.	11,722	756,303
		2,397,920
Management of Companies and Enterprises - 0.73%
EchoStar Corp. (a)	11,440	621,764

Merchant Wholesalers, Durable Goods - 1.84%
American Axle & Manufacturing Holdings, Inc. (a)	29,625	738,255
VWR Corp. (a)	34,008	834,896
		1,573,151
Miscellaneous Manufacturing - 2.70%
ACCO Brands Corp. (a)	112,700	857,647
Anika Therapeutics, Inc. (a)	24,075	961,074
Nautilus, Inc. (a)	31,685	483,513
		2,302,234
Miscellaneous Store Retailers - 0.47%
Cash America International, Inc.	18,554	400,395

Motion Picture and Sound Recording Industries - 0.67%
AMC Entertainment Holdings, Inc.	16,620	571,396

Motor Vehicle and Parts Dealers - 0.93%
Asbury Automotive Group, Inc. (a)	10,128	796,770

Nonstore Retailers - 1.29%
Insight Enterprises, Inc. (a)	21,078	554,351
World Fuel Services Corp.	9,935	543,941
		1,098,292
Nursing and Residential Care Facilities - 0.73%
Ensign Group, Inc.	14,221	626,719

Paper Manufacturing - 1.29%
Domtar Corp.	24,377	1,101,840

Personal and Laundry Services - 0.51%
Dice Holdings, Inc. (a)	49,630	434,759

Petroleum and Coal Products Manufacturing - 1.68%
Alon USA Energy, Inc.	38,205	532,578
PBF Energy, Inc.	19,320	602,204
Western Refining, Inc.	6,458	304,172
		1,438,954
Pipeline Transportation - 1.60%
New Jersey Resources Corp.	21,867	1,368,437

Plastics and Rubber Products Manufacturing - 0.88%
Cooper Tire & Rubber Co.	19,725	750,734

Primary Metal Manufacturing - 2.19%
Century Aluminum Co. (a)	38,270	725,982
United States Steel Corp.	47,802	1,144,858
		1,870,840
Professional, Scientific, and Technical Services - 6.24%
2U, Inc. (a)	13,990	258,535
Constant Contact, Inc. (a)	23,164	957,368
FTI Consulting, Inc. (a)	23,366	861,504
Itron, Inc. (a)	13,236	482,849
PAREXEL International Corp. (a)	15,082	972,186
Quality Systems, Inc.	36,123	627,818
Sykes Enterprises, Inc. (a)	29,040	675,180
Syntel, Inc. (a)	10,026	495,284
		5,330,724

Publishing Industries (except Internet) - 6.43%
Aspen Technology, Inc. (a)	32,586	1,257,983
Ellie Mae, Inc. (a)	14,087	744,498
ePlus, Inc. (a)	4,789	398,301
LogMeIn, Inc. (a)	18,055	951,499
Pegasystems, Inc.	14,955	295,959
Qualys, Inc. (a)	24,330	1,119,910
Tyler Technologies, Inc. (a)	6,081	725,889
		5,494,039
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.04%
Associated Banc-Corp.	79,551	1,482,831
Janus Capital Group, Inc.	40,265	663,567
Piper Jaffray Companies (a)	10,877	595,516
Vince Holding Corp. (a)	31,058	705,948
		3,447,862
Support Activities for Mining - 0.50%
Superior Energy Services, Inc.	19,102	427,503

Telecommunications - 2.84%
Argan, Inc.	21,327	691,635
IDT Corp.	16,625	349,956
Inteliquent, Inc.	25,436	375,181
NeuStar, Inc. (a)	38,149	1,011,711
		2,428,483
Transportation Equipment Manufacturing - 3.60%
Greenbrier Companies, Inc.	12,470	732,862
Meritor, Inc. (a)	54,365	776,876
TAL International Group, Inc.	18,400	767,832
Wabash National Corp. (a)	54,430	797,400
		3,074,970
Truck Transportation - 0.84%
ArcBest Corp.	17,039	713,593

Utilities - 3.12%
MDU Resources Group, Inc.	54,505	1,215,462
Ormat Technologies, Inc.	19,453	663,347
Southwest Gas Corp.	13,757	787,726
		2,666,535
Wholesale Electronic Markets and Agents and Brokers - 1.25%
Tech Data Corp. (a)	17,889	1,064,396

Wood Product Manufacturing - 1.06%
Universal Forest Products, Inc.	16,760	905,878

TOTAL COMMON STOCKS (Cost $97,539,099)		103,337,454

REAL ESTATE INVESTMENT TRUSTS* - 12.72%
Chesapeake Lodging Trust	47,080	1,674,165
Corporate Office Properties Trust	47,543	1,397,764
Cousins Properties, Inc.	130,009	1,394,997
DuPont Fabros Technology, Inc.	57,724	1,807,338
Home Properties, Inc.	24,210	1,616,502
Select Income REIT	72,028	1,778,371
Weingarten Realty Investors	33,153	1,200,802
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,385,593)		10,869,939

SHORT-TERM INVESTMENTS - 0.84%
AIM STIT-STIC Prime Portfolio, 0.040% (c)	715,036	715,036
TOTAL SHORT-TERM INVESTMENTS (Cost $715,036)		715,036

Total Investments (Cost $108,639,728) - 134.53%		114,922,429
Liabilities in Excess of Other Assets - (34.53)%		(29,494,835)
TOTAL NET ASSETS - 100.00%		$85,427,594

Percentages are stated as a percent of net assets.

*	All of these securities, totaling $114,207,393, are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at February 28, 2015.

Abbreviations:
Ltd.	Limited Liability Company.

Convergence Opportunities Fund
Schedule of Securities Sold Short
February 28, 2015 (Unaudited)

	Shares	Value
3D Systems Corp.	1,431	$43,603
Acadia Healthcare Company, Inc.	1,200	75,876
ACADIA Pharmaceuticals, Inc.	3,710	140,869
Accuray, Inc.	24,250	217,765
Advisory Board Co.	6,772	366,500
AK Steel Holding Corp.	45,510	201,154
American Railcar Industries, Inc.	3,340	187,574
Amsurg Corp.	2,439	146,584
Aratana Therapeutics, Inc.	7,505	144,546
Artisan Partners Asset Management, Inc.	3,477	168,634
Astoria Finanacial Corp.	11,447	150,185
Auspex Pharmaceuticals, Inc.	1,995	134,143
Babcock & Wilcox Co.	5,235	162,494
Balchem Corp.	3,158	186,069
Benefitfocus, Inc.	8,817	287,082
Cabela's, Inc.	3,321	180,795
CalAmp Corp.	10,602	203,028
Campus Crest Communities, Inc.	100,081	779,631
Cardiovascular Systems, Inc.	5,070	191,189
Cerus Corp.	17,575	83,921
Chart Industries, Inc.	5,885	205,622
Chefs' Warehouse, Inc.	6,534	132,379
Cirrus Logic, Inc.	10,035	302,153
Clovis Oncology, Inc.	1,469	112,320
Conn's, Inc.	7,032	181,777
Cornerstone OnDemand, Inc.	5,517	176,351
Cray, Inc.	3,234	96,600
Cree, Inc.	2,655	104,235
Cross Country Healthcare, Inc.	15,575	201,852
Darling Ingredients, Inc.	15,138	263,704
Dave & Buster's Entertaintment, Inc.	6,990	218,088
Demandware, Inc.	3,490	220,533
DHT Holdings, Inc. (a)	5,668	39,109
Diamond Foods, Inc.	3,946	106,345
Diamondback Energy, Inc.	1,625	115,716
Diplomat Pharmacy, Inc.	5,948	178,440
DreamWorks Animation SKG, Inc.	5,735	122,786
DXP Enterprises, Inc.	4,095	187,551
Eastman Kodak Co.	10,725	202,274
Eclipse Resources Corp.	19,980	143,257
Endologix, Inc.	14,163	223,350
Esperion Therapeutics, Inc.	2,825	176,421
Exact Sciences Corp.	4,620	103,811
Exar Corp.	28,117	301,414
Finisar Corp.	8,259	173,522
Forest City Enterprises, Inc.	19,486	492,022
GasLog Ltd. (a)	5,605	110,923
GenMark Diagnostics, Inc.	15,620	198,531
Genworth Financial, Inc.	49,320	382,230
Global Eagle Entertainment, Inc.	8,710	115,843
Gogo, Inc.	12,787	229,911
Golar LNG Ltd. (a)	4,160	129,043
GrafTech International Ltd.	45,520	177,528
H&E Equipment Services, Inc.	6,985	170,993
Home BancShares, Inc.	9,395	297,351
Horizon Pharma PLC (a)	7,955	163,316
Horsehead Holding Corp.	12,927	165,983
Idera Pharmaceuticals, Inc.	27,260	132,756
Imperva, Inc.	5,176	238,614
InContact, Inc.	11,290	132,206
Inphi Corp.	10,651	198,535
Insmed, Inc.	7,717	143,073
Insulet Corp.	154	4,886
K12, Inc.	13,020	220,429
Karyopharm Therapeutics, Inc.	4,970	135,482
KB Home	19,390	270,491
Keryx Biopharmaceuticals, Inc.	11,745	142,819
Kite Realty Group Trust	15,124	428,312

Knowles Corp.	4,877	93,395
KYTHERA Biopharmaceuticals, Inc.	2,987	124,110
LegacyTexas Financial Group, Inc.	11,216	257,968
Liberty Broadband Corp.	1,777	92,155
Loral Space & Communications, Inc.	1,203	85,569
Louisiana-Pacific Corp.	10,619	178,718
MarineMax, Inc.	6,200	157,170
Marketo, Inc.	7,637	213,455
MasTec, Inc.	7,410	163,539
Mattress Firm Holding Corp.	2,960	180,294
MDC Partners, Inc. (a)	2,512	65,362
Men's Wearhouse, Inc.	2,973	149,215
MobileIron, Inc.	25,060	223,786
Motorcar Parts of America, Inc.	7,284	191,205
MRC Global, Inc.	14,530	187,001
Navios Maritime Holdings, Inc. (a)	27,233	118,464
Navistar International Corp.	7,125	207,409
New York Community Bancorp, Inc.	15,950	264,930
Nimble Storage, Inc.	6,985	176,441
NN, Inc.	6,865	190,229
NorthStar Asset Management Group, Inc.	7,356	178,530
NRG Yield, Inc.	4,467	229,202
Nu Skin Enterprises, Inc.	1,620	87,772
Ocular Therapeutix, Inc.	1,790	64,028
OFG Bancorp (a)	3,746	65,368
Omeros Corp.	6,695	139,725
Otter Tail Corp.	2,932	95,935
OvaScience, Inc.	2,980	135,620
PacWest Bancorp	6,015	275,698
Parsley Energy, Inc.	2,800	41,692
Paylocity Holdings Corp.	13,910	415,770
Penn National Gaming, Inc.	12,770	208,023
PGT, Inc.	17,975	182,806
PHH Corp.	3,698	89,787
Pinnacle Entertaintment, Inc.	8,295	213,513
Portola Pharmaceuticals, Inc.	3,885	147,941
Post Holdings, Inc.	3,463	171,349
Power Solutions International, Inc.	3,544	200,342
Ramco-Gershenson Properties Trust	26,979	505,047
RCS Capital Corp.	15,794	180,052
Relypsa, Inc.	3,595	139,486
Remy International, Inc.	7,928	181,313
Rice Energy, Inc.	6,860	134,319
RingCentral, Inc.	6,580	103,767
Rocket Fuel, Inc.	16,773	163,872
RSP Permian, Inc.	4,351	118,173
Sanchez Energy Corp.	2,475	33,165
Sandy Spring Bancorp, Inc.	4,880	125,806
Sarepta Therapeutics, Inc.	10,140	140,946
Scorpio Tankers, Inc. (a)	16,579	143,574
SeaWorld Entertainment, Inc.	9,821	184,046
Shutterfly, Inc.	3,792	182,054
Silver Spring Networks, Inc.	21,880	215,299
Sotheby's	4,570	200,852
South Jersey Industries, Inc.	3,530	200,080
South State Corp.	4,185	282,613
Spectranetics Corp.	5,900	199,479
St. Joe Co.	41,573	706,325
Stratasys Ltd. (a)	3,345	207,590
Sturm Ruger & Co., Inc.	2,802	145,592
Synageva BioPharma Corp.	1,410	139,209
Tableau Software, Inc.	2,235	210,112
Tahoe Resources, Inc. (a)	12,395	173,034
TerraForm Power, Inc.	15,540	539,704
TFS Financial Corp.	20,065	282,917
TG Therapeutics, Inc.	9,390	136,249
Third Point Reinsurance Ltd. (a)	25,937	364,155
Tile Shop Holdings, Inc.	15,975	176,364
Titan International, Inc.	17,648	176,127
Tronox Ltd. (a)	9,090	196,708
Ultratech, Inc.	18,319	330,475
Union Bankshares Corp.	12,805	280,045
United Bankshares, Inc.	7,498	280,800
Universal Display Corp.	5,420	186,394
US Ecology, Inc.	7,450	363,709

UTi Worldwide, Inc. (a)	14,140	184,951
Varonis Systems, Inc.	7,505	231,829
Wausau Paper Corp.	20,210	189,772
Westamerica Bancorporation	5,063	218,063
William Lyon Homes	18,206	413,093
WisdomTree Investments, Inc.	5,181	96,833
Wright Medical Group, Inc.	7,658	188,617
Xoom Corp.	15,615	266,236
XPO Logistics, Inc.	8,115	358,278
Zendesk, Inc.	8,000	197,760
Total Securities Sold Short (Proceeds $28,963,799)		$29,960,929

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$108,639,728
Gross unrealized appreciation	9,118,946
Gross unrealized depreciation	(3,833,375)
Net unrealized appreciation	$5,285,571

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Shortterm debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$103,337,454	$-	$-	$103,337,454
Real Estate Investment Trusts	10,869,939	-	-	10,869,939
Total Equity	$114,207,393	$-	$-	$114,207,393

Short-Term Investments	$715,036	$-	$-	$715,036

Total Assets	$114,922,429	$-	$-	$114,922,429

Liabilities:
Securities Sold Short	$29,960,929	$-	$-	$29,960,929

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the period ended February 28, 2015 with significant unobservable inputs which would be classified as Level 3. During the period ended February 28, 2015, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
                                                  John Buckel,  President

Date           April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel,  President

Date           April 17, 2015

By (Signature and Title)*  /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date           April 17, 2015

* Print the name and title of each signing officer under his or her signature.